Inventory	12 Months Ended
Dec. 31, 2025
Inventory
Inventory

5.    Inventory

	December 31,	December 31,
	2024	2025
Raw materials	2,273,991	3,487,344
Work in process	141,195	241,910
Finished Goods	4,291,167	4,554,713
Merchandise	626,772	910,903
Less: inventory provision	(245,902)	(664,016)
Total	7,087,223	8,530,854

Raw materials primarily consist of materials for volume production. Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles. Merchandise includes parts, accessories and lifestyle merchandises.

Inventory write-downs recorded in cost of sales for the years ended December 31, 2023, 2024 and 2025 were RMB65,362, RMB123,345 and RMB509,322, respectively.